UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-3221

Fidelity Charles Street Trust

(Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

(Address of principal executive offices)       (Zip code)

William C. Coffey, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	September 30

Date of reporting period:	December 31, 2018

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity Asset Manager® 20%

December 31, 2018

AMI-QTLY-0219
1.811345.114

Schedule of Investments December 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 14.7%
	Shares	Value
Fidelity Commodity Strategy Central Fund (a)	1,852,498	$8,595,590
Fidelity Communication Services Central Fund (a)	249,440	41,978,324
Fidelity Consumer Discretionary Central Fund (a)	193,665	55,076,428
Fidelity Consumer Staples Central Fund (a)	208,089	34,615,609
Fidelity Emerging Markets Equity Central Fund (a)	99,656	18,956,588
Fidelity Energy Central Fund (a)	277,888	26,454,962
Fidelity Financials Central Fund (a)	1,169,990	101,508,323
Fidelity Health Care Central Fund (a)	217,189	83,893,582
Fidelity Industrials Central Fund (a)	221,184	51,389,810
Fidelity Information Technology Central Fund (a)	378,027	117,808,235
Fidelity International Equity Central Fund (a)	1,643,059	112,927,438
Fidelity Materials Central Fund (a)	80,873	14,634,817
Fidelity Real Estate Equity Central Fund (a)	196,233	19,067,943
Fidelity Utilities Central Fund (a)	111,436	18,960,873
TOTAL EQUITY CENTRAL FUNDS
(Cost $538,108,008)		705,868,522

Fixed-Income Central Funds - 50.4%
High Yield Fixed-Income Funds - 3.1%
Fidelity Emerging Markets Debt Central Fund (a)	2,855,895	26,017,203
Fidelity Floating Rate Central Fund (a)	501,348	49,357,674
Fidelity High Income Central Fund 1 (a)	850,056	74,983,460

TOTAL HIGH YIELD FIXED-INCOME FUNDS		150,358,337

Investment Grade Fixed-Income Funds - 47.3%
Fidelity Inflation-Protected Bond Index Central Fund (a)	2,105,981	205,291,041
Fidelity International Credit Central Fund (a)	303,140	28,749,770
Fidelity Investment Grade Bond Central Fund (a)	19,376,384	2,042,658,389

TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		2,276,699,200

TOTAL FIXED-INCOME CENTRAL FUNDS
(Cost $2,340,397,258)		2,427,057,537

Money Market Central Funds - 30.4%
Fidelity Cash Central Fund, 2.42%(b)	197,932,002	197,971,589
Fidelity Money Market Central Fund, 2.65% (b)	1,171,542,274	1,171,542,274
Fidelity Securities Lending Cash Central Fund 2.41% (b)(c)	91,993,004	92,002,204
TOTAL MONEY MARKET CENTRAL FUNDS
(Cost $1,461,512,726)		1,461,516,067
	Principal Amount	Value

U.S. Treasury Obligations - 0.1%
U.S. Treasury Bills, yield at date of purchase 2.36% to 2.39% 3/21/19 to 3/28/19 (d)
(Cost $4,485,848)	4,510,000	4,485,716
	Shares	Value

Investment Companies - 6.3%
iShares 20+ Year Treasury Bond ETF (e)	947,505	$115,131,334
iShares Core MSCI Emerging Markets ETF	1,330,403	62,728,501
iShares MSCI EAFE Index ETF	549,758	32,314,775
iShares MSCI Japan ETF	1,225,873	62,139,502
iShares S&P 500 Index ETF	131,166	33,002,677
TOTAL INVESTMENT COMPANIES
(Cost $315,316,560)		305,316,789
TOTAL INVESTMENT IN SECURITIES - 101.9%
(Cost $4,659,820,400)		4,904,244,631
NET OTHER ASSETS (LIABILITIES) - (1.9)%		(92,397,267)
NET ASSETS - 100%		$4,811,847,364

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	1,637	March 2019	$79,132,580	$(1,716)	$(1,716)

The notional amount of futures purchased as a percentage of Net Assets is 1.6%

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, other than the Commodity Strategy Central Fund, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (c) Investment made with cash collateral received from securities on loan.

 (d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $4,485,716.

 (e) Security or a portion of the security is on loan at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$861,482
Fidelity Commodity Strategy Central Fund	72,782
Fidelity Communication Services Central Fund	147,815
Fidelity Consumer Discretionary Central Fund	2,152,801
Fidelity Consumer Staples Central Fund	3,314,579
Fidelity Emerging Markets Debt Central Fund	412,707
Fidelity Emerging Markets Equity Central Fund	1,398,969
Fidelity Energy Central Fund	198,652
Fidelity Financials Central Fund	5,944,634
Fidelity Floating Rate Central Fund	750,231
Fidelity Health Care Central Fund	4,854,898
Fidelity High Income Central Fund 1	1,249,641
Fidelity Industrials Central Fund	2,841,068
Fidelity Inflation-Protected Bond Index Central Fund	5,254,944
Fidelity Information Technology Central Fund	23,194,545
Fidelity International Credit Central Fund	816,786
Fidelity International Equity Central Fund	6,192,201
Fidelity Investment Grade Bond Central Fund	20,142,815
Fidelity Materials Central Fund	1,292,621
Fidelity Money Market Central Fund	7,257,663
Fidelity Real Estate Equity Central Fund	747,823
Fidelity Securities Lending Cash Central Fund	31,383
Fidelity Utilities Central Fund	1,669,334
Total	$90,800,374

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Fiscal year to date information regarding the Fund’s investments in non-Money Market Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$--	$10,162,509	$242,567	$(9,380)	$(1,314,972)	$8,595,590	3.4%
Fidelity Communication Services Central Fund	13,740,335	33,648,462	1,381,038	19,526	(4,048,961)	41,978,324	3.0%
Fidelity Consumer Discretionary Central Fund	78,963,339	5,391,120	16,131,596	360,914	(13,507,349)	55,076,428	3.2%
Fidelity Consumer Staples Central Fund	41,905,713	4,283,457	4,316,008	(303,263)	(6,954,290)	34,615,609	3.0%
Fidelity Emerging Markets Debt Central Fund	26,523,183	1,008,092	670,125	(3,990)	(839,957)	26,017,203	20.2%
Fidelity Emerging Markets Equity Central Fund	20,179,028	3,356,923	1,895,233	99,298	(2,783,428)	18,956,588	3.1%
Fidelity Energy Central Fund	41,080,792	1,121,173	4,257,168	(374,558)	(11,115,277)	26,454,962	3.1%
Fidelity Financials Central Fund	126,873,901	8,882,350	13,887,814	(600,305)	(19,759,809)	101,508,323	3.3%
Fidelity Floating Rate Central Fund	51,153,323	1,940,931	1,340,250	(6,584)	(2,389,746)	49,357,674	2.5%
Fidelity Health Care Central Fund	109,351,344	7,232,370	12,542,968	706,330	(20,853,494)	83,893,582	3.1%
Fidelity High Income Central Fund 1	75,066,797	7,103,498	2,132,513	(35,410)	(5,018,912)	74,983,460	16.9%
Fidelity Industrials Central Fund	70,743,549	4,423,124	7,632,979	(59,116)	(16,084,768)	51,389,810	3.2%
Fidelity Inflation-Protected Bond Index Central Fund	206,124,407	10,254,865	5,629,013	(25,661)	(5,433,557)	205,291,041	18.5%
Fidelity Information Technology Central Fund	190,356,674	31,100,323	42,403,212	(2,279,988)	(58,965,562)	117,808,235	3.2%
Fidelity International Credit Central Fund	28,987,776	1,531,057	804,145	(11,404)	(953,514)	28,749,770	16.7%
Fidelity International Equity Central Fund	132,076,285	12,106,424	6,953,953	(77,966)	(24,223,352)	112,927,438	5.0%
Fidelity Investment Grade Bond Central Fund	2,069,713,719	67,911,126	97,919,256	1,392,265	1,560,535	2,042,658,389	27.0%
Fidelity Materials Central Fund	18,945,269	1,737,659	1,901,235	(284,338)	(3,862,538)	14,634,817	3.2%
Fidelity Real Estate Equity Central Fund	20,759,325	1,224,003	536,096	5,845	(2,385,134)	19,067,943	16.5%
Fidelity Utilities Central Fund	21,377,685	2,169,363	2,540,330	167,808	(2,213,653)	18,960,873	3.2%
Total	$3,343,922,444	$216,588,829	$225,117,499	$(1,319,977)	$(201,147,738)	$3,132,926,059

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Central Funds	$705,868,522	$705,868,522	$--	$--
Fixed-Income Central Funds	2,427,057,537	2,427,057,537	--	--
Money Market Central Funds	1,461,516,067	1,461,516,067	--	--
Other Short-Term Investments	4,485,716	--	4,485,716	--
Investment Companies	305,316,789	305,316,789	--	--
Total Investments in Securities:	$4,904,244,631	$4,899,758,915	$4,485,716	$--
Derivative Instruments:
Liabilities
Futures Contracts	$(1,716)	$(1,716)	$--	$--
Total Liabilities	$(1,716)	$(1,716)	$--	$--
Total Derivative Instruments:	$(1,716)	$(1,716)	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.} The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Exchange-Traded Funds (ETFs) are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Certain Underlying Funds incurred name changes since their most recent shareholder report. The names of the Underlying Funds are those in effect at period end.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Asset Manager® 30%

December 31, 2018

TAN-QTLY-0219
1.849900.111

Schedule of Investments December 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 24.0%
	Shares	Value
Fidelity Commodity Strategy Central Fund (a)	877,646	$4,072,279
Fidelity Communication Services Central Fund (a)	124,786	21,000,301
Fidelity Consumer Discretionary Central Fund (a)	95,796	27,243,455
Fidelity Consumer Staples Central Fund (a)	102,916	17,119,996
Fidelity Emerging Markets Equity Central Fund (a)	78,018	14,840,560
Fidelity Energy Central Fund (a)	136,797	13,023,061
Fidelity Financials Central Fund (a)	577,990	50,146,447
Fidelity Health Care Central Fund (a)	107,187	41,403,077
Fidelity Industrials Central Fund (a)	109,427	25,424,287
Fidelity Information Technology Central Fund (a)	186,533	58,131,112
Fidelity International Equity Central Fund (a)	923,502	63,472,275
Fidelity Materials Central Fund (a)	40,041	7,245,844
Fidelity Real Estate Equity Central Fund (a)	62,926	6,114,474
Fidelity Utilities Central Fund (a)	55,548	9,451,489
TOTAL EQUITY CENTRAL FUNDS
(Cost $324,469,051)		358,688,657

Fixed-Income Central Funds - 50.8%
High Yield Fixed-Income Funds - 3.1%
Fidelity Emerging Markets Debt Central Fund (a)	844,820	7,696,311
Fidelity Floating Rate Central Fund (a)	154,727	15,232,902
Fidelity High Income Central Fund 1 (a)	268,344	23,670,616

TOTAL HIGH YIELD FIXED-INCOME FUNDS		46,599,829

Investment Grade Fixed-Income Funds - 47.7%
Fidelity Inflation-Protected Bond Index Central Fund (a)	663,403	64,668,539
Fidelity International Credit Central Fund (a)	95,659	9,072,277
Fidelity Investment Grade Bond Central Fund(a)	6,049,127	637,698,934

TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		711,439,750

TOTAL FIXED-INCOME CENTRAL FUNDS
(Cost $761,280,688)		758,039,579

Money Market Central Funds - 20.9%
Fidelity Cash Central Fund, 2.42%(b)	80,167,456	80,183,490
Fidelity Money Market Central Fund, 2.65% (b)	198,124,475	198,124,475
Fidelity Securities Lending Cash Central Fund 2.41% (b)(c)	34,118,238	34,121,649
TOTAL MONEY MARKET CENTRAL FUNDS
(Cost $312,435,069)		312,429,614
	Principal Amount	Value

U.S. Treasury Obligations - 0.1%
U.S. Treasury Bills, yield at date of purchase 2.36% to 2.39% 3/21/19 to 3/28/19 (d)
(Cost $1,551,652)	1,560,000	1,551,607
	Shares	Value

Investment Companies - 6.5%
iShares 20+ Year Treasury Bond ETF (e)	276,302	$33,573,454
iShares Core MSCI Emerging Markets ETF	409,965	19,329,850
iShares MSCI EAFE Index ETF	171,221	10,064,370
iShares MSCI Japan ETF	477,545	24,206,756
iShares S&P 500 Index ETF	40,852	10,278,772
TOTAL INVESTMENT COMPANIES
(Cost $100,763,278)		97,453,202
TOTAL INVESTMENT IN SECURITIES - 102.3%
(Cost $1,500,499,738)		1,528,162,659
NET OTHER ASSETS (LIABILITIES) - (2.3)%		(34,360,109)
NET ASSETS - 100%		$1,493,802,550

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	515	March 2019	$24,895,100	$(1,029)	$(1,029)

The notional amount of futures purchased as a percentage of Net Assets is 1.7%

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, other than the Commodity Strategy Central Fund, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (c) Investment made with cash collateral received from securities on loan.

 (d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,551,607.

 (e) Security or a portion of the security is on loan at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$357,915
Fidelity Commodity Strategy Central Fund	35,044
Fidelity Communication Services Central Fund	74,469
Fidelity Consumer Discretionary Central Fund	1,076,902
Fidelity Consumer Staples Central Fund	1,655,976
Fidelity Emerging Markets Debt Central Fund	123,305
Fidelity Emerging Markets Equity Central Fund	1,151,720
Fidelity Energy Central Fund	98,246
Fidelity Financials Central Fund	2,967,395
Fidelity Floating Rate Central Fund	233,928
Fidelity Health Care Central Fund	2,421,602
Fidelity High Income Central Fund 1	398,859
Fidelity Industrials Central Fund	1,421,670
Fidelity Inflation-Protected Bond Index Central Fund	1,680,304
Fidelity Information Technology Central Fund	11,588,769
Fidelity International Credit Central Fund	259,468
Fidelity International Equity Central Fund	3,557,117
Fidelity Investment Grade Bond Central Fund	6,360,810
Fidelity Materials Central Fund	646,908
Fidelity Money Market Central Fund	1,239,916
Fidelity Real Estate Equity Central Fund	242,203
Fidelity Securities Lending Cash Central Fund	7,887
Fidelity Utilities Central Fund	839,562
Total	$38,439,975

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Fiscal year to date information regarding the Fund’s investments in non-Money Market Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$--	$4,806,609	$101,514	$(3,806)	$(629,010)	$4,072,279	1.6%
Fidelity Communication Services Central Fund	6,691,539	16,822,532	482,617	(2,541)	(2,028,612)	21,000,301	1.5%
Fidelity Consumer Discretionary Central Fund	38,379,336	2,310,016	6,894,257	12,548	(6,564,188)	27,243,455	1.6%
Fidelity Consumer Staples Central Fund	20,296,601	1,944,606	1,491,482	(135,268)	(3,494,461)	17,119,996	1.5%
Fidelity Emerging Markets Debt Central Fund	7,879,274	245,742	177,256	(1,921)	(249,528)	7,696,311	6.0%
Fidelity Emerging Markets Equity Central Fund	16,094,590	1,707,911	775,756	(47,353)	(2,138,832)	14,840,560	2.4%
Fidelity Energy Central Fund	19,863,660	379,057	1,480,564	(154,236)	(5,584,856)	13,023,061	1.5%
Fidelity Financials Central Fund	61,741,989	3,774,255	5,147,277	(325,931)	(9,896,589)	50,146,447	1.6%
Fidelity Floating Rate Central Fund	15,857,545	478,274	354,005	(4,909)	(744,003)	15,232,902	0.8%
Fidelity Health Care Central Fund	52,962,678	3,072,178	4,628,726	105,048	(10,108,101)	41,403,077	1.5%
Fidelity High Income Central Fund 1	23,805,744	2,042,605	565,170	(12,577)	(1,599,986)	23,670,616	5.3%
Fidelity Industrials Central Fund	34,788,287	1,857,351	3,097,595	(107,205)	(8,016,551)	25,424,287	1.6%
Fidelity Inflation-Protected Bond Index Central Fund	65,181,254	2,682,174	1,451,806	(29,753)	(1,713,330)	64,668,539	5.8%
Fidelity Information Technology Central Fund	91,858,089	15,590,914	18,817,689	(1,622,324)	(28,877,878)	58,131,112	1.6%
Fidelity International Credit Central Fund	9,185,262	406,035	212,412	(2,311)	(304,297)	9,072,277	5.3%
Fidelity International Equity Central Fund	74,803,125	5,178,196	2,589,225	(159,517)	(13,760,304)	63,472,275	2.8%
Fidelity Investment Grade Bond Central Fund	655,962,465	16,342,605	35,535,671	(856,560)	1,786,095	637,698,934	8.4%
Fidelity Materials Central Fund	9,195,331	780,582	652,572	(95,739)	(1,981,758)	7,245,844	1.6%
Fidelity Real Estate Equity Central Fund	6,687,035	340,259	141,953	(1,643)	(769,224)	6,114,474	5.3%
Fidelity Utilities Central Fund	10,419,472	987,854	921,193	17,948	(1,052,592)	9,451,489	1.6%
Total	$1,221,653,276	$81,749,755	$85,518,740	$(3,428,050)	$(97,728,005)	$1,116,728,236

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Central Funds	$358,688,657	$358,688,657	$--	$--
Fixed-Income Central Funds	758,039,579	758,039,579	--	--
Money Market Central Funds	312,429,614	312,429,614	--	--
Other Short-Term Investments	1,551,607	--	1,551,607	--
Investment Companies	97,453,202	97,453,202	--	--
Total Investments in Securities:	$1,528,162,659	$1,526,611,052	$1,551,607	$--
Derivative Instruments:
Liabilities
Futures Contracts	$(1,029)	$(1,029)	$--	$--
Total Liabilities	$(1,029)	$(1,029)	$--	$--
Total Derivative Instruments:	$(1,029)	$(1,029)	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Exchange-Traded Funds (ETFs) are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Certain Underlying Funds incurred name changes since their most recent shareholder report. The names of the Underlying Funds are those in effect at period end.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Asset Manager® 40%

December 31, 2018

FAN-QTLY-0219
1.849910.111

Schedule of Investments December 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 34.1%
	Shares	Value
Fidelity Commodity Strategy Central Fund (a)	1,590,117	$7,378,141
Fidelity Communication Services Central Fund (a)	184,160	30,992,217
Fidelity Consumer Discretionary Central Fund (a)	142,426	40,504,410
Fidelity Consumer Staples Central Fund (a)	152,738	25,407,972
Fidelity Emerging Markets Equity Central Fund (a)	132,488	25,201,928
Fidelity Energy Central Fund (a)	202,907	19,316,792
Fidelity Financials Central Fund (a)	857,328	74,381,802
Fidelity Health Care Central Fund (a)	158,933	61,391,075
Fidelity Industrials Central Fund (a)	162,344	37,718,975
Fidelity Information Technology Central Fund (a)	277,030	86,333,582
Fidelity International Equity Central Fund (a)	1,455,748	100,053,571
Fidelity Materials Central Fund (a)	59,232	10,718,593
Fidelity Real Estate Equity Central Fund (a)	66,478	6,459,715
Fidelity Utilities Central Fund (a)	81,768	13,912,750
TOTAL EQUITY CENTRAL FUNDS
(Cost $487,797,179)		539,771,523

Fixed-Income Central Funds - 45.7%
High Yield Fixed-Income Funds - 3.2%
Fidelity Emerging Markets Debt Central Fund (a)	891,050	8,117,464
Fidelity Floating Rate Central Fund (a)	163,339	16,080,714
Fidelity High Income Central Fund 1 (a)	308,365	27,200,914

TOTAL HIGH YIELD FIXED-INCOME FUNDS		51,399,092

Investment Grade Fixed-Income Funds - 42.5%
Fidelity Inflation-Protected Bond Index Central Fund (a)	681,965	66,477,940
Fidelity International Credit Central Fund (a)	102,206	9,693,172
Fidelity Investment Grade Bond Central Fund (a)	5,650,452	595,670,657

TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		671,841,769

TOTAL FIXED-INCOME CENTRAL FUNDS
(Cost $729,174,944)		723,240,861

Money Market Central Funds - 15.6%
Fidelity Cash Central Fund, 2.42%(b)	83,114,496	83,131,119
Fidelity Money Market Central Fund, 2.65% (b)	127,750,805	127,750,805
Fidelity Securities Lending Cash Central Fund 2.41% (b)(c)	35,454,780	35,458,325
TOTAL MONEY MARKET CENTRAL FUNDS
(Cost $246,341,122)		246,340,249
	Principal Amount	Value

U.S. Treasury Obligations - 0.1%
U.S. Treasury Bills, yield at date of purchase 2.35% to 2.39% 3/21/19 to 3/28/19 (d)
(Cost $1,641,166)	1,650,000	1,641,115
	Shares	Value

Investment Companies - 6.8%
iShares 20+ Year Treasury Bond ETF (e)	287,171	$34,894,147
iShares Core MSCI Emerging Markets ETF	467,730	22,053,470
iShares MSCI EAFE Index ETF	180,278	10,596,741
iShares MSCI Japan ETF	566,649	28,723,438
iShares S&P 500 Index ETF	43,011	10,821,998
TOTAL INVESTMENT COMPANIES
(Cost $110,983,638)		107,089,794
TOTAL INVESTMENT IN SECURITIES - 102.3%
(Cost $1,575,938,049)		1,618,083,542
NET OTHER ASSETS (LIABILITIES) - (2.3)%		(35,687,648)
NET ASSETS - 100%		$1,582,395,894

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	542	March 2019	$26,200,280	$(2,252)	$(2,252)

The notional amount of futures purchased as a percentage of Net Assets is 1.7%

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, other than the Commodity Strategy Central Fund, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (c) Investment made with cash collateral received from securities on loan.

 (d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,641,115.

 (e) Security or a portion of the security is on loan at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$353,872
Fidelity Commodity Strategy Central Fund	62,950
Fidelity Communication Services Central Fund	110,171
Fidelity Consumer Discretionary Central Fund	1,593,671
Fidelity Consumer Staples Central Fund	2,449,003
Fidelity Emerging Markets Debt Central Fund	129,148
Fidelity Emerging Markets Equity Central Fund	1,948,539
Fidelity Energy Central Fund	143,274
Fidelity Financials Central Fund	4,382,490
Fidelity Floating Rate Central Fund	245,274
Fidelity Health Care Central Fund	3,580,700
Fidelity High Income Central Fund 1	452,450
Fidelity Industrials Central Fund	2,101,499
Fidelity Inflation-Protected Bond Index Central Fund	1,718,194
Fidelity Information Technology Central Fund	17,171,699
Fidelity International Credit Central Fund	276,134
Fidelity International Equity Central Fund	5,592,985
Fidelity Investment Grade Bond Central Fund	5,913,934
Fidelity Materials Central Fund	953,036
Fidelity Money Market Central Fund	784,109
Fidelity Real Estate Equity Central Fund	255,040
Fidelity Securities Lending Cash Central Fund	8,296
Fidelity Utilities Central Fund	1,231,154
Total	$51,457,622

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Fiscal year to date information regarding the Fund’s investments in non-Money Market Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$3,502,529	$5,117,963	$182,268	$(4,768)	$(1,055,315)	$7,378,141	2.9%
Fidelity Communication Services Central Fund	9,460,525	24,764,531	242,821	(7,695)	(2,982,323)	30,992,217	2.2%
Fidelity Consumer Discretionary Central Fund	53,679,862	3,813,399	7,447,867	2,712	(9,543,696)	40,504,410	2.3%
Fidelity Consumer Staples Central Fund	28,483,320	3,102,490	823,204	(31,384)	(5,323,250)	25,407,972	2.2%
Fidelity Emerging Markets Debt Central Fund	8,243,186	327,611	189,623	(2,183)	(261,527)	8,117,464	6.3%
Fidelity Emerging Markets Equity Central Fund	26,834,776	3,153,641	1,116,622	(56,127)	(3,613,740)	25,201,928	4.1%
Fidelity Energy Central Fund	27,725,615	774,698	754,250	(93,639)	(8,335,632)	19,316,792	2.3%
Fidelity Financials Central Fund	86,171,172	6,370,064	3,081,129	(209,646)	(14,868,659)	74,381,802	2.4%
Fidelity Floating Rate Central Fund	16,603,656	641,706	378,772	(4,888)	(780,988)	16,080,714	0.8%
Fidelity Health Care Central Fund	74,267,165	5,184,991	3,469,510	9,049	(14,600,620)	61,391,075	2.3%
Fidelity High Income Central Fund 1	25,358,994	4,307,082	639,583	(13,294)	(1,812,285)	27,200,914	6.1%
Fidelity Industrials Central Fund	48,886,065	3,175,197	2,365,292	(186,502)	(11,790,493)	37,718,975	2.4%
Fidelity Inflation-Protected Bond Index Central Fund	66,469,796	3,305,553	1,516,962	(23,817)	(1,756,630)	66,477,940	6.0%
Fidelity Information Technology Central Fund	127,792,913	24,250,944	21,144,014	(1,984,010)	(42,582,251)	86,333,582	2.3%
Fidelity International Credit Central Fund	9,732,393	514,051	227,355	(1,770)	(324,147)	9,693,172	5.6%
Fidelity International Equity Central Fund	116,158,802	8,936,326	3,338,066	(128,622)	(21,574,869)	100,053,571	4.5%
Fidelity Investment Grade Bond Central Fund	618,689,316	20,740,765	44,543,103	(1,090,101)	1,873,780	595,670,657	7.9%
Fidelity Materials Central Fund	12,798,774	1,269,084	307,130	(33,136)	(3,008,999)	10,718,593	2.4%
Fidelity Real Estate Equity Central Fund	7,009,997	414,089	152,008	(2,990)	(809,373)	6,459,715	5.6%
Fidelity Utilities Central Fund	14,587,978	1,564,034	705,321	4,322	(1,538,263)	13,912,750	2.4%
Total	$1,382,456,834	$121,728,219	$92,624,900	$(3,858,489)	$(144,689,280)	$1,263,012,384

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Central Funds	$539,771,523	$539,771,523	$--	$--
Fixed-Income Central Funds	723,240,861	723,240,861	--	--
Money Market Central Funds	246,340,249	246,340,249	--	--
Other Short-Term Investments	1,641,115	--	1,641,115	--
Investment Companies	107,089,794	107,089,794	--	--
Total Investments in Securities:	$1,618,083,542	$1,616,442,427	$1,641,115	$--
Derivative Instruments:
Liabilities
Futures Contracts	$(2,252)	$(2,252)	$--	$--
Total Liabilities	$(2,252)	$(2,252)	$--	$--
Total Derivative Instruments:	$(2,252)	$(2,252)	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Exchange-Traded Funds (ETFs) are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Certain Underlying Funds incurred name changes since their most recent shareholder report. The names of the Underlying Funds are those in effect at period end.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Asset Manager® 50%

December 31, 2018

FAA-QTLY-0219
1.811343.114

Schedule of Investments December 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 43.8%
	Shares	Value
Fidelity Commodity Strategy Central Fund (a)	10,467,850	$48,570,824
Fidelity Communication Services Central Fund (a)	1,256,673	211,485,565
Fidelity Consumer Discretionary Central Fund (a)	969,840	275,812,920
Fidelity Consumer Staples Central Fund (a)	1,044,340	173,725,899
Fidelity Emerging Markets Equity Central Fund (a)	1,006,791	191,511,739
Fidelity Energy Central Fund (a)	1,387,943	132,132,179
Fidelity Financials Central Fund (a)	5,855,128	507,990,873
Fidelity Health Care Central Fund (a)	1,087,135	419,927,471
Fidelity Industrials Central Fund (a)	1,107,530	257,323,636
Fidelity Information Technology Central Fund (a)	1,893,391	590,056,306
Fidelity International Equity Central Fund (a)	10,435,268	717,215,988
Fidelity Materials Central Fund (a)	404,229	73,149,344
Fidelity Real Estate Equity Central Fund (a)	367,587	35,718,424
Fidelity Utilities Central Fund (a)	560,126	95,305,494
TOTAL EQUITY CENTRAL FUNDS
(Cost $2,802,627,639)		3,729,926,662

Fixed-Income Central Funds - 40.6%
High Yield Fixed-Income Funds - 3.3%
Fidelity Emerging Markets Debt Central Fund (a)	4,714,514	42,949,223
Fidelity Floating Rate Central Fund (a)	869,158	85,568,640
Fidelity High Income Central Fund 1 (a)	1,685,453	148,673,766

TOTAL HIGH YIELD FIXED-INCOME FUNDS		277,191,629

Investment Grade Fixed-Income Funds - 37.3%
Fidelity Inflation-Protected Bond Index Central Fund (a)	3,733,537	363,945,162
Fidelity International Credit Central Fund (a)	556,399	52,768,925
Fidelity Investment Grade Bond Central Fund (a)	26,170,368	2,758,880,152

TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		3,175,594,239

TOTAL FIXED-INCOME CENTRAL FUNDS
(Cost $3,354,683,189)		3,452,785,868

Money Market Central Funds - 10.4%
Fidelity Cash Central Fund, 2.42%(b)	458,209,930	458,301,572
Fidelity Money Market Central Fund, 2.65% (b)	271,625,573	271,625,573
Fidelity Securities Lending Cash Central Fund 2.41% (b)(c)	158,422,910	158,438,753
TOTAL MONEY MARKET CENTRAL FUNDS
(Cost $888,373,272)		888,365,898
	Principal Amount	Value

U.S. Treasury Obligations - 0.1%
U.S. Treasury Bills, yield at date of purchase 2.36% to 2.39% 3/21/19 to 3/28/19 (d)
(Cost $7,996,959)	8,040,000	7,996,724
	Shares	Value

Investment Companies - 7.0%
iShares 20+ Year Treasury Bond ETF (e)	1,548,844	$188,200,032
iShares Core MSCI Emerging Markets ETF	2,829,987	133,433,887
iShares MSCI EAFE Index ETF	967,406	56,864,125
iShares MSCI Japan ETF	3,191,839	161,794,319
iShares S&P 500 Index ETF	230,790	58,069,072
TOTAL INVESTMENT COMPANIES
(Cost $620,571,640)		598,361,435
TOTAL INVESTMENT IN SECURITIES - 101.9%
(Cost $7,674,252,699)		8,677,436,587
NET OTHER ASSETS (LIABILITIES) - (1.9)%		(159,261,546)
NET ASSETS - 100%		$8,518,175,041

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	2,917	March 2019	$141,007,780	$(15,340)	$(15,340)

The notional amount of futures purchased as a percentage of Net Assets is 1.7%

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, other than the Commodity Strategy Central Fund, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (c) Investment made with cash collateral received from securities on loan.

 (d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $7,996,724.

 (e) Security or a portion of the security is on loan at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,969,231
Fidelity Commodity Strategy Central Fund	415,507
Fidelity Communication Services Central Fund	756,920
Fidelity Consumer Discretionary Central Fund	10,864,601
Fidelity Consumer Staples Central Fund	16,770,448
Fidelity Emerging Markets Debt Central Fund	689,707
Fidelity Emerging Markets Equity Central Fund	14,871,508
Fidelity Energy Central Fund	984,778
Fidelity Financials Central Fund	29,982,918
Fidelity Floating Rate Central Fund	1,316,925
Fidelity Health Care Central Fund	24,516,049
Fidelity High Income Central Fund 1	2,494,403
Fidelity Industrials Central Fund	14,351,298
Fidelity Inflation-Protected Bond Index Central Fund	9,420,644
Fidelity Information Technology Central Fund	117,334,458
Fidelity International Credit Central Fund	1,514,249
Fidelity International Equity Central Fund	40,157,920
Fidelity Investment Grade Bond Central Fund	27,667,767
Fidelity Materials Central Fund	6,512,756
Fidelity Money Market Central Fund	1,641,256
Fidelity Real Estate Equity Central Fund	1,415,038
Fidelity Securities Lending Cash Central Fund	47,321
Fidelity Utilities Central Fund	8,446,333
Total	$334,142,035

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Fiscal year to date information regarding the Fund’s investments in non-Money Market Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$19,568,502	$37,332,665	$1,236,340	$(63,098)	$(7,030,905)	$48,570,824	19.2%
Fidelity Communication Services Central Fund	65,756,271	168,233,897	1,983,695	(60,607)	(20,460,301)	211,485,565	14.9%
Fidelity Consumer Discretionary Central Fund	375,542,191	18,423,408	52,591,979	2,140,646	(67,701,346)	275,812,920	15.8%
Fidelity Consumer Staples Central Fund	198,437,885	18,319,290	6,371,796	(542,517)	(36,116,963)	173,725,899	15.2%
Fidelity Emerging Markets Debt Central Fund	44,440,007	1,049,818	1,129,160	(38,688)	(1,372,754)	42,949,223	33.4%
Fidelity Emerging Markets Equity Central	210,584,026	17,566,681	8,392,167	(678,351)	(27,568,450)	191,511,739	31.3%
Fidelity Energy Central Fund	194,066,270	2,502,572	6,223,526	(1,443,850)	(56,769,287)	132,132,179	15.7%
Fidelity Financials Central Fund	600,596,106	34,708,292	23,906,428	(1,786,061)	(101,621,036)	507,990,873	16.5%
Fidelity Floating Rate Central Fund	89,995,019	2,036,802	2,258,341	(27,892)	(4,176,948)	85,568,640	4.3%
Fidelity Health Care Central Fund	520,576,948	28,327,815	28,511,625	1,805,532	(102,271,199)	419,927,471	15.4%
Fidelity High Income Central Fund 1	141,009,521	21,492,834	3,779,703	(67,831)	(9,981,055)	148,673,766	33.4%
Fidelity Industrials Central Fund	338,907,106	16,904,320	16,296,092	(1,030,049)	(81,161,649)	257,323,636	16.0%
Fidelity Inflation-Protected Bond Index	370,474,121	12,298,819	9,033,155	(53,630)	(9,740,993)	363,945,162	32.7%
Fidelity Information Technology Central Fund	888,048,275	155,489,523	147,270,102	(8,746,744)	(297,464,646)	590,056,306	15.8%
Fidelity International Credit Central Fund	53,970,376	1,945,973	1,354,971	(28,698)	(1,763,755)	52,768,925	30.6%
Fidelity International Equity Central Fund	851,185,720	48,140,308	24,876,662	(848,662)	(156,384,716)	717,215,988	31.9%
Fidelity Investment Grade Bond Central Fund	2,984,959,552	50,783,156	279,564,893	(6,470,197)	9,172,534	2,758,880,152	36.5%
Fidelity Materials Central Fund	89,273,982	7,232,232	2,434,639	(498,707)	(20,423,524)	73,149,344	16.2%
Fidelity Real Estate Equity Central Fund	39,408,807	1,703,358	903,818	(8,155)	(4,481,768)	35,718,424	30.9%
Fidelity Utilities Central Fund	101,941,110	9,240,429	5,405,397	198,367	(10,669,015)	95,305,494	16.2%
Total	$8,178,741,795	$653,732,192	$623,524,489	$(18,249,192)	$(1,007,987,776)	$7,182,712,530

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Central Funds	$3,729,926,662	$3,729,926,662	$--	$--
Fixed-Income Central Funds	3,452,785,868	3,452,785,868	--	--
Money Market Central Funds	888,365,898	888,365,898	--	--
Other Short-Term Investments	7,996,724	--	7,996,724	--
Investment Companies	598,361,435	598,361,435	--	--
Total Investments in Securities:	$8,677,436,587	$8,669,439,863	$7,996,724	$--
Derivative Instruments:
Liabilities
Futures Contracts	$(15,340)	$(15,340)	$--	$--
Total Liabilities	$(15,340)	$(15,340)	$--	$--
Total Derivative Instruments:	$(15,340)	$(15,340)	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Exchange-Traded Funds (ETFs) are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Certain Underlying Funds incurred name changes since their most recent shareholder report. The names of the Underlying Funds are those in effect at period end.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Asset Manager® 60%

December 31, 2018

SAN-QTLY-0219
1.849920.111

Schedule of Investments December 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 53.4%
	Shares	Value
Fidelity Commodity Strategy Central Fund (a)	3,419,891	$15,868,295
Fidelity Communication Services Central Fund (a)	497,116	83,659,715
Fidelity Consumer Discretionary Central Fund (a)	384,111	109,237,243
Fidelity Consumer Staples Central Fund (a)	413,572	68,797,649
Fidelity Emerging Markets Equity Central Fund (a)	430,637	81,915,827
Fidelity Energy Central Fund (a)	543,972	51,786,120
Fidelity Financials Central Fund (a)	2,315,970	200,933,591
Fidelity Health Care Central Fund (a)	429,558	165,925,559
Fidelity Industrials Central Fund (a)	438,677	101,922,114
Fidelity Information Technology Central Fund (a)	746,882	232,758,421
Fidelity International Equity Central Fund (a)	4,012,373	275,770,363
Fidelity Materials Central Fund (a)	160,141	28,979,051
Fidelity Real Estate Equity Central Fund (a)	124,496	12,097,279
Fidelity Utilities Central Fund (a)	219,447	37,338,952
TOTAL EQUITY CENTRAL FUNDS
(Cost $1,371,940,279)		1,466,990,179

Fixed-Income Central Funds - 33.5%
High Yield Fixed-Income Funds - 3.3%
Fidelity Emerging Markets Debt Central Fund (a)	1,526,615	13,907,460
Fidelity Floating Rate Central Fund (a)	282,641	27,826,014
Fidelity High Income Central Fund 1 (a)	555,076	48,963,241

TOTAL HIGH YIELD FIXED-INCOME FUNDS		90,696,715

Investment Grade Fixed-Income Funds - 30.2%
Fidelity Inflation-Protected Bond Index Central Fund (a)	1,086,588	105,920,606
Fidelity International Credit Central Fund (a)	187,140	17,748,383
Fidelity Investment Grade Bond Central Fund (a)	6,715,751	707,974,502

TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		831,643,491

TOTAL FIXED-INCOME CENTRAL FUNDS
(Cost $928,377,043)		922,340,206

Money Market Central Funds - 2.65%
Fidelity Cash Central Fund, 2.42%(b)	149,625,961	149,655,886
Fidelity Securities Lending Cash Central Fund 2.41% (b)(c)	20,474,253	20,476,300
TOTAL MONEY MARKET CENTRAL FUNDS
(Cost $170,132,153)		170,132,186
	Principal Amount	Value

U.S. Treasury Obligations - 0.1%
U.S. Treasury Bills, yield at date of purchase 2.36% to 2.39% 3/21/19 to 3/28/19 (d)
(Cost $2,566,194)	2,580,000	2,566,118
	Shares	Value

Investment Companies - 7.6%
iShares 20+ Year Treasury Bond ETF (e)	434,396	$52,783,458
iShares Core MSCI Emerging Markets ETF	1,327,018	62,568,899
iShares MSCI EAFE Index ETF	309,847	18,212,807
iShares MSCI Japan ETF	1,116,647	56,602,836
iShares S&P 500 Index ETF	73,919	18,598,760
TOTAL INVESTMENT COMPANIES
(Cost $218,524,583)		208,766,760
TOTAL INVESTMENT IN SECURITIES - 100.8%
(Cost $2,691,540,252)		2,770,795,449
NET OTHER ASSETS (LIABILITIES) - (0.8)%		(21,108,776)
NET ASSETS - 100%		$2,749,686,673

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	937	March 2019	$45,294,580	$(4,921)	$(4,921)

The notional amount of futures purchased as a percentage of Net Assets is 1.6%

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, other than the Commodity Strategy Central Fund, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (c) Investment made with cash collateral received from securities on loan.

 (d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,566,118.

 (e) Security or a portion of the security is on loan at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$670,580
Fidelity Commodity Strategy Central Fund	134,687
Fidelity Communication Services Central Fund	293,693
Fidelity Consumer Discretionary Central Fund	4,278,691
Fidelity Consumer Staples Central Fund	6,598,168
Fidelity Emerging Markets Debt Central Fund	219,290
Fidelity Emerging Markets Equity Central Fund	6,282,219
Fidelity Energy Central Fund	382,154
Fidelity Financials Central Fund	11,778,660
Fidelity Floating Rate Central Fund	422,132
Fidelity Health Care Central Fund	9,628,862
Fidelity High Income Central Fund 1	810,420
Fidelity Industrials Central Fund	5,647,963
Fidelity Inflation-Protected Bond Index Central Fund	2,726,010
Fidelity Information Technology Central Fund	46,077,319
Fidelity International Credit Central Fund	503,437
Fidelity International Equity Central Fund	15,320,828
Fidelity Investment Grade Bond Central Fund	7,023,612
Fidelity Materials Central Fund	2,562,455
Fidelity Real Estate Equity Central Fund	475,489
Fidelity Securities Lending Cash Central Fund	6,139
Fidelity Utilities Central Fund	3,288,283
Total	$125,131,091

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Fiscal year to date information regarding the Fund’s investments in non-Money Market Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$6,208,063	$12,190,440	$231,423	$(7,316)	$(2,291,469)	$15,868,295	6.3%
Fidelity Communication Services Central Fund	25,236,956	67,064,256	642,856	(12,754)	(7,985,887)	83,659,715	5.9%
Fidelity Consumer Discretionary Central Fund	146,591,048	8,042,723	19,713,816	276,682	(25,959,394)	109,237,243	6.2%
Fidelity Consumer Staples Central Fund	77,436,400	8,165,173	2,387,440	(195,773)	(14,220,711)	68,797,649	6.0%
Fidelity Emerging Markets Debt Central Fund	14,038,818	519,519	202,274	(4,455)	(444,148)	13,907,460	10.8%
Fidelity Emerging Markets Equity Central Fund	86,313,715	9,176,667	1,774,798	(98,221)	(11,701,536)	81,915,827	13.4%
Fidelity Energy Central Fund	74,167,253	1,822,554	1,791,517	(187,517)	(22,224,653)	51,786,120	6.1%
Fidelity Financials Central Fund	232,217,880	16,467,402	7,301,095	(394,294)	(40,056,302)	200,933,591	6.5%
Fidelity Floating Rate Central Fund	28,561,552	1,021,044	404,551	(4,876)	(1,347,155)	27,826,014	1.4%
Fidelity Health Care Central Fund	200,381,288	13,437,998	8,681,783	235,954	(39,447,898)	165,925,559	6.1%
Fidelity High Income Central Fund 1	45,397,134	7,516,311	680,781	(17,572)	(3,251,851)	48,963,241	11.0%
Fidelity Industrials Central Fund	131,422,312	8,177,196	5,576,356	(337,047)	(31,763,991)	101,922,114	6.4%
Fidelity Inflation-Protected Bond Index Central Fund	105,329,508	4,851,830	1,436,138	(8,558)	(2,816,036)	105,920,606	9.5%
Fidelity Information Technology Central Fund	346,993,488	61,962,595	56,450,164	(4,348,417)	(115,399,081)	232,758,421	6.2%
Fidelity International Credit Central Fund	17,721,958	863,180	243,177	(1,254)	(592,324)	17,748,383	10.3%
Fidelity International Equity Central Fund	317,382,540	23,290,559	5,536,149	(321,506)	(59,045,081)	275,770,363	12.3%
Fidelity Investment Grade Bond Central Fund	770,665,936	21,765,466	85,052,852	(2,535,851)	3,131,803	707,974,502	9.4%
Fidelity Materials Central Fund	34,661,738	3,287,707	800,917	(85,865)	(8,083,612)	28,979,051	6.4%
Fidelity Real Estate Equity Central Fund	13,057,670	715,142	161,943	(4,087)	(1,509,503)	12,097,279	10.5%
Fidelity Utilities Central Fund	39,143,517	4,093,194	1,804,866	27,672	(4,120,565)	37,338,952	6.3%
Total	$2,712,928,774	$274,430,956	$200,874,896	$(8,025,055)	$(389,129,394)	$2,389,330,385

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Central Funds	$1,466,990,179	$1,466,990,179	$--	$--
Fixed-Income Central Funds	922,340,206	922,340,206	--	--
Money Market Central Funds	170,132,186	170,132,186	--	--
Other Short-Term Investments	2,566,118	--	2,566,118	--
Investment Companies	208,766,760	208,766,760	--	--
Total Investments in Securities:	$2,770,795,449	$2,768,229,331	$2,566,118	$--
Derivative Instruments:
Liabilities
Futures Contracts	$(4,921)	$(4,921)	$--	$--
Total Liabilities	$(4,921)	$(4,921)	$--	$--
Total Derivative Instruments:	$(4,921)	$(4,921)	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Exchange-Traded Funds (ETFs) are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Asset Manager® 70%

December 31, 2018

AMG-QTLY-0219
1.811339.114

Schedule of Investments December 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 63.4%
	Shares	Value
Fidelity Commodity Strategy Central Fund (a)	7,082,832	$32,864,341
Fidelity Communication Services Central Fund (a)	1,029,737	173,294,406
Fidelity Consumer Discretionary Central Fund (a)	794,052	225,820,488
Fidelity Consumer Staples Central Fund (a)	851,282	141,610,703
Fidelity Emerging Markets Equity Central Fund (a)	829,166	157,724,038
Fidelity Energy Central Fund (a)	1,131,620	107,730,204
Fidelity Financials Central Fund (a)	4,790,293	415,605,843
Fidelity Health Care Central Fund (a)	888,037	343,021,919
Fidelity Industrials Central Fund (a)	907,119	210,759,921
Fidelity Information Technology Central Fund (a)	1,544,004	481,173,538
Fidelity International Equity Central Fund (a)	8,611,824	591,890,687
Fidelity Materials Central Fund (a)	327,417	59,249,395
Fidelity Real Estate Equity Central Fund (a)	214,418	20,835,013
Fidelity Utilities Central Fund (a)	454,890	77,399,563
TOTAL EQUITY CENTRAL FUNDS
(Cost $2,362,087,552)		3,038,980,059

Fixed-Income Central Funds - 22.8%
High Yield Fixed-Income Funds - 3.4%
Fidelity Emerging Markets Debt Central Fund (a)	2,577,502	23,481,041
Fidelity Floating Rate Central Fund (a)	488,287	48,071,834
Fidelity High Income Central Fund 1 (a)	1,045,645	92,236,307

TOTAL HIGH YIELD FIXED-INCOME FUNDS		163,789,182

Investment Grade Fixed-Income Funds - 19.4%
Fidelity Inflation-Protected Bond Index Central Fund (a)	1,847,740	180,117,649
Fidelity International Credit Central Fund (a)	332,148	31,500,880
Fidelity Investment Grade Bond Central Fund (a)	6,786,064	715,386,915

TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		927,005,444

TOTAL FIXED-INCOME CENTRAL FUNDS
(Cost $1,092,143,392)		1,090,794,626

Money Market Central Funds - 5.9%
Fidelity Cash Central Fund, 2.42%(b)	257,975,584	258,027,179
Fidelity Money Market Central Fund, 2.65% (b)	4,078,908	4,078,908
Fidelity Securities Lending Cash Central Fund 2.41% (b)(c)	20,356,113	20,358,148
TOTAL MONEY MARKET CENTRAL FUNDS
(Cost $282,464,190)		282,464,235
	Principal Amount	Value

U.S. Treasury Obligations - 0.1%
U.S. Treasury Bills, yield at date of purchase 2.36% to 2.39% 3/21/19 to 3/28/19 (d)
(Cost $4,505,755)	4,530,000	4,505,623
	Shares	Value

Investment Companies - 8.2%
iShares 20+ Year Treasury Bond ETF	700,609	$85,131,000
iShares Core MSCI Emerging Markets ETF	2,820,512	132,987,141
iShares MSCI EAFE Index ETF	541,002	31,800,098
iShares MSCI Japan ETF (e)	2,196,507	111,340,940
iShares S&P 500 Index ETF	129,062	32,473,290
TOTAL INVESTMENT COMPANIES
(Cost $409,303,130)		393,732,469
TOTAL INVESTMENT IN SECURITIES - 100.4%
(Cost $4,150,504,019)		4,810,477,012
NET OTHER ASSETS (LIABILITIES) - (0.4)%		(20,911,961)
NET ASSETS - 100%		$4,789,565,051

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	1,644	March 2019	$79,470,960	$(11,887)	$(11,887)

The notional amount of futures purchased as a percentage of Net Assets is 1.7%

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, other than the Commodity Strategy Central Fund, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (c) Investment made with cash collateral received from securities on loan.

 (d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $4,505,623.

 (e) Security or a portion of the security is on loan at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,168,759
Fidelity Commodity Strategy Central Fund	281,477
Fidelity Communication Services Central Fund	615,370
Fidelity Consumer Discretionary Central Fund	8,933,021
Fidelity Consumer Staples Central Fund	13,709,698
Fidelity Emerging Markets Debt Central Fund	374,895
Fidelity Emerging Markets Equity Central Fund	12,293,018
Fidelity Energy Central Fund	805,088
Fidelity Financials Central Fund	24,600,487
Fidelity Floating Rate Central Fund	736,491
Fidelity Health Care Central Fund	20,096,658
Fidelity High Income Central Fund 1	1,532,499
Fidelity Industrials Central Fund	11,793,309
Fidelity Inflation-Protected Bond Index Central Fund	4,671,750
Fidelity Information Technology Central Fund	96,178,664
Fidelity International Credit Central Fund	901,061
Fidelity International Equity Central Fund	33,273,613
Fidelity Investment Grade Bond Central Fund	7,239,882
Fidelity Materials Central Fund	5,293,652
Fidelity Money Market Central Fund	25,387
Fidelity Real Estate Equity Central Fund	826,428
Fidelity Securities Lending Cash Central Fund	30,779
Fidelity Utilities Central Fund	6,877,993
Total	$252,259,979

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Fiscal year to date information regarding the Fund’s investments in non-Money Market Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$11,109,600	$27,233,414	$639,361	$(26,243)	$(4,813,069)	$32,864,341	13.0%
Fidelity Communication Services Central Fund	53,100,575	138,339,515	1,418,769	(17,031)	(16,709,884)	173,294,406	12.2%
Fidelity Consumer Discretionary Central Fund	305,835,749	15,895,848	42,242,205	4,922,196	(58,591,100)	225,820,488	12.9%
Fidelity Consumer Staples Central Fund	161,273,817	14,821,118	4,520,857	(274,636)	(29,688,739)	141,610,703	12.4%
Fidelity Emerging Markets Debt Central Fund	24,101,472	635,927	490,907	(3,792)	(761,659)	23,481,041	18.3%
Fidelity Emerging Markets Equity Central Fund	170,926,385	14,996,607	4,985,297	(566,141)	(22,647,516)	157,724,038	25.8%
Fidelity Energy Central Fund	157,433,278	1,886,865	4,277,886	(474,141)	(46,837,912)	107,730,204	12.8%
Fidelity Financials Central Fund	487,907,530	27,976,615	15,627,683	(814,771)	(83,835,848)	415,605,843	13.5%
Fidelity Floating Rate Central Fund	50,152,839	1,257,749	981,815	(9,887)	(2,347,052)	48,071,834	2.4%
Fidelity Health Care Central Fund	425,031,712	22,831,663	22,567,713	2,544,995	(84,818,738)	343,021,919	12.6%
Fidelity High Income Central Fund 1	81,395,390	18,716,253	1,708,152	(29,890)	(6,137,294)	92,236,307	20.7%
Fidelity Industrials Central Fund	273,287,926	13,618,273	9,099,204	(386,488)	(66,660,586)	210,759,921	13.1%
Fidelity Inflation-Protected Bond Index Central Fund	181,866,950	6,443,008	3,338,141	(32,668)	(4,821,500)	180,117,649	16.2%
Fidelity Information Technology Central Fund	727,665,877	124,162,206	120,278,713	(4,283,020)	(246,092,812)	481,173,538	12.9%
Fidelity International Credit Central Fund	31,939,898	1,213,922	589,370	(4,293)	(1,059,277)	31,500,880	18.3%
Fidelity International Equity Central Fund	695,253,200	41,810,410	15,801,188	(106,617)	(129,265,118)	591,890,687	26.3%
Fidelity Investment Grade Bond Central Fund	872,914,296	14,955,787	172,329,840	(777,648)	624,320	715,386,915	9.5%
Fidelity Materials Central Fund	72,029,991	6,008,952	1,866,726	(305,025)	(16,617,797)	59,249,395	13.1%
Fidelity Real Estate Equity Central Fund	22,824,385	1,034,858	392,769	1,977	(2,633,438)	20,835,013	18.0%
Fidelity Utilities Central Fund	82,470,426	7,452,366	3,974,987	206,986	(8,755,228)	77,399,563	13.1%
Total	$4,888,521,296	$501,291,356	$427,131,583	$(436,137)	$(832,470,247)	$4,129,774,685

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Central Funds	$3,038,980,059	$3,038,980,059	$--	$--
Fixed-Income Central Funds	1,090,794,626	1,090,794,626	--	--
Money Market Central Funds	282,464,235	282,464,235	--	--
Other Short-Term Investments	4,505,623	--	4,505,623	--
Investment Companies	393,732,469	393,732,469	--	--
Total Investments in Securities:	$4,810,477,012	$4,805,971,389	$4,505,623	$--
Derivative Instruments:
Liabilities
Futures Contracts	$(11,887)	$(11,887)	$--	$--
Total Liabilities	$(11,887)	$(11,887)	$--	$--
Total Derivative Instruments:	$(11,887)	$(11,887)	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Exchange-Traded Funds (ETFs) are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Certain Underlying Funds incurred name changes since their most recent shareholder report. The names of the Underlying Funds are those in effect at period end.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Asset Manager® 85%

December 31, 2018

AGG-QTLY-0219
1.811344.114

Schedule of Investments December 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 76.6%
	Shares	Value
Fidelity Commodity Strategy Central Fund (a)	3,876,264	$17,985,863
Fidelity Communication Services Central Fund (a)	606,107	102,001,707
Fidelity Consumer Discretionary Central Fund (a)	465,449	132,369,091
Fidelity Consumer Staples Central Fund (a)	500,461	83,251,687
Fidelity Emerging Markets Equity Central Fund (a)	490,810	93,361,932
Fidelity Energy Central Fund (a)	662,522	63,072,090
Fidelity Financials Central Fund (a)	2,809,411	243,744,491
Fidelity Health Care Central Fund (a)	521,430	201,412,738
Fidelity Industrials Central Fund (a)	531,301	123,442,492
Fidelity Information Technology Central Fund (a)	906,148	282,391,906
Fidelity International Equity Central Fund (a)	4,023,526	276,536,928
Fidelity Materials Central Fund (a)	193,247	34,969,934
Fidelity Real Estate Equity Central Fund (a)	105,407	10,242,352
Fidelity Utilities Central Fund (a)	267,599	45,531,905
iShares MSCI EAFE Index ETF	251,434	14,779,291
TOTAL EQUITY CENTRAL FUNDS
(Cost $1,462,317,578)		1,725,094,407

Fixed-Income Central Funds - 9.8%
High Yield Fixed-Income Funds - 1.5%
Fidelity Emerging Markets Debt Central Fund (a)	3,575	32,572
Fidelity Floating Rate Central Fund (a)	256,559	25,258,211
Fidelity High Income Central Fund 1 (a)	84,675	7,469,199

TOTAL HIGH YIELD FIXED-INCOME FUNDS		32,759,982

Investment Grade Fixed-Income Funds - 8.3%
Fidelity Inflation-Protected Bond Index Central Fund (a)	768,578	74,921,003
Fidelity International Credit Central Fund (a)	159,333	15,111,184
Fidelity Investment Grade Bond Central Fund (a)	922,572	97,257,571

TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		187,289,758

TOTAL FIXED-INCOME CENTRAL FUNDS
(Cost $224,592,414)		220,049,740

Money Market Central Funds - 5.7%
Fidelity Cash Central Fund, 2.42% (b)	110,799,080	110,821,240
Fidelity Securities Lending Cash Central Fund 2.41% (b)(c)	17,704,230	17,706,000
TOTAL MONEY MARKET CENTRAL FUNDS
(Cost $128,527,192)		128,527,240
	Principal Amount	Value

U.S. Treasury Obligations - 0.3%
U.S. Treasury Bills, yield at date of purchase 2.23% to 2.39% 1/10/19 to 3/28/19 (d)
(Cost $5,763,770)	5,780,000	5,763,778
	Shares	Value

Investment Companies - 8.4%
iShares 20+ Year Treasury Bond ETF	341,831	$41,535,885
iShares Core MSCI Emerging Markets ETF	1,373,673	64,768,680
iShares MSCI Japan ETF (e)	1,115,552	56,547,331
iShares S&P 500 Index ETF	107,702	27,098,900
TOTAL INVESTMENT COMPANIES
(Cost $198,194,049)		189,950,796
TOTAL INVESTMENT IN SECURITIES - 100.8%
(Cost $2,019,395,003)		2,269,385,961
NET OTHER ASSETS (LIABILITIES) - (0.8)%		(16,921,812)
NET ASSETS - 100%		$2,252,464,149

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	769	March 2019	$65,980,200	$(1,450,192)	$(1,450,192)
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	771	March 2019	37,270,140	(8,194)	(8,194)
TOTAL FUTURES CONTRACTS					$(1,458,386)

The notional amount of futures purchased as a percentage of Net Assets is 4.6%

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (c) Investment made with cash collateral received from securities on loan.

 (d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $5,763,778.

 (e) Security or a portion of the security is on loan at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$520,967
Fidelity Commodity Strategy Central Fund	153,805
Fidelity Communication Services Central Fund	362,868
Fidelity Consumer Discretionary Central Fund	5,233,557
Fidelity Consumer Staples Central Fund	8,046,673
Fidelity Emerging Markets Debt Central Fund	519
Fidelity Emerging Markets Equity Central Fund	7,248,221
Fidelity Energy Central Fund	470,783
Fidelity Financials Central Fund	14,410,585
Fidelity Floating Rate Central Fund	386,928
Fidelity Health Care Central Fund	11,783,498
Fidelity High Income Central Fund 1	114,081
Fidelity Industrials Central Fund	6,898,988
Fidelity Inflation-Protected Bond Index Central Fund	1,941,572
Fidelity Information Technology Central Fund	56,427,800
Fidelity International Credit Central Fund	430,837
Fidelity International Equity Central Fund	15,528,644
Fidelity Investment Grade Bond Central Fund	1,049,696
Fidelity Materials Central Fund	3,119,282
Fidelity Real Estate Equity Central Fund	405,981
Fidelity Securities Lending Cash Central Fund	3,165
Fidelity Utilities Central Fund	4,039,261
Total	$138,577,711

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Fiscal year to date information regarding the Fund’s investments in non-Money Market Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$5,254,334	$15,910,221	$507,163	$(22,445)	$(2,649,084)	$17,985,863	7.1%
Fidelity Communication Services Central Fund	31,246,126	81,434,850	846,582	(37,344)	(9,795,343)	102,001,707	7.2%
Fidelity Consumer Discretionary Central Fund	179,272,265	9,593,275	24,937,860	121,742	(31,680,331)	132,369,091	7.6%
Fidelity Consumer Staples Central Fund	94,149,069	9,752,581	3,060,700	(241,770)	(17,347,493)	83,251,687	7.3%
Fidelity Emerging Markets Debt Central Fund	33,110	519	--	--	(1,057)	32,572	0.0%
Fidelity Emerging Markets Equity Central Fund	100,814,435	10,255,927	3,980,436	(438,995)	(13,288,999)	93,361,932	15.2%
Fidelity Energy Central Fund	91,590,211	2,050,903	2,813,689	(509,773)	(27,245,562)	63,072,090	7.5%
Fidelity Financials Central Fund	284,577,379	19,525,751	10,695,614	(843,397)	(48,819,628)	243,744,491	7.9%
Fidelity Floating Rate Central Fund	26,312,498	838,415	655,141	(7,300)	(1,230,261)	25,258,211	1.3%
Fidelity Health Care Central Fund	247,033,881	15,927,568	13,294,829	31,402	(48,285,284)	201,412,738	7.4%
Fidelity High Income Central Fund 1	--	8,097,577	190,096	(2,971)	(435,311)	7,469,199	1.7%
Fidelity Industrials Central Fund	159,657,163	9,657,689	6,518,485	(693,702)	(38,660,173)	123,442,492	7.7%
Fidelity Inflation-Protected Bond Index Central Fund	75,609,661	3,295,127	1,964,852	(19,552)	(1,999,381)	74,921,003	6.7%
Fidelity Information Technology Central Fund	422,098,333	77,508,201	70,332,076	(6,563,548)	(140,319,004)	282,391,906	7.6%
Fidelity International Credit Central Fund	15,311,785	701,643	393,066	(3,720)	(505,458)	15,111,184	8.8%
Fidelity International Equity Central Fund	326,025,765	23,636,097	12,507,543	(493,914)	(60,123,477)	276,536,928	12.3%
Fidelity Investment Grade Bond Central Fund	194,762,946	3,999,420	100,833,026	(2,798,226)	2,126,457	97,257,571	1.3%
Fidelity Materials Central Fund	42,176,748	3,913,585	1,122,137	(235,229)	(9,763,033)	34,969,934	7.8%
Fidelity Real Estate Equity Central Fund	11,209,439	586,774	262,301	(5,964)	(1,285,596)	10,242,352	8.9%
Fidelity Utilities Central Fund	48,158,744	4,911,854	2,515,118	(21,209)	(5,002,366)	45,531,905	7.7%
Total	$2,355,293,892	$301,597,977	$257,430,714	$(12,785,915)	$(456,310,384)	$1,930,364,856

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Central Funds	$1,725,094,407	$1,725,094,407	$--	$--
Fixed-Income Central Funds	220,049,740	220,049,740	--	--
Money Market Central Funds	128,527,240	128,527,240	--	--
Other Short-Term Investments	5,763,778	--	5,763,778	--
Investment Companies	189,950,796	189,950,796	--	--
Total Investments in Securities:	$2,269,385,961	$2,263,622,183	$5,763,778	$--
Derivative Instruments:
Liabilities
Futures Contracts	$(1,458,386)	$(1,458,386)	$--	$--
Total Liabilities	$(1,458,386)	$(1,458,386)	$--	$--
Total Derivative Instruments:	$(1,458,386)	$(1,458,386)	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

Certain Underlying Funds incurred name changes since their most recent shareholder report. The names of the Underlying Funds are those in effect at period end.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Exchange-Traded Funds (ETFs) are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Charles Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Charles Street Trust

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	February 28, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	February 28, 2019

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	February 28, 2019